Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Net profit	$ 3,316	$ 3,162	$ 3,169
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	552	569	565
Interest and dividend income	(127)	(139)	(138)
Finance cost	47	49	56
Income tax expense	1,190	1,285	1,177
Exchange differences on translation of assets and liabilities, net	106	9	11
Impairment loss recognized/(reversed) under expected credit loss model	4	6	15
Stock compensation expense	108	95	79
Provision for post-sales client support and other provisions	(19)	(13)	9
Interest receivable on income tax refund	(7)	(39)	(234)
Other adjustments	101	99	176
Changes in working capital
Trade receivables and unbilled revenues	(583)	(209)	(322)
Prepayments and other assets	(260)	(157)	(151)
Trade payables	(3)	21	11
Unearned revenues	349	135	21
Other liabilities and provisions	238	140	(182)
Cash generated from operations	5,012	5,013	4,262
Income taxes paid	(973)	(662)	(1,114)
Net cash generated by operating activities	4,039	4,351	3,148
Investing activities:
Expenditure on property, plant and equipment and intangibles, net of sale proceeds	(306)	(263)	(266)
Deposits placed with corporation	(106)	(145)	(102)
Redemption of deposits placed with corporation	82	92	86
Interest and dividend received	98	113	110
Payment for acquisition of business, net of cash acquired	(76)	(377)
Payment of contingent consideration pertaining to acquisition of business	(1)		(12)
Escrow and other deposits pertaining to Buyback	(204)
Redemption of escrow and other deposits pertaining to Buyback	204
Other receipts	1	1	16
Payments to acquire Investments
Mutual fund units	(8,200)	(8,636)	(7,990)
Certificates of deposit	(1,579)	(825)	(1,027)
Quoted debt securities	(726)	(383)	(184)
Commercial paper	(366)	(757)	(1,254)
Other investments	(4)	(7)	(2)
Proceeds on sale of Investments
Mutual fund units	8,178	8,747	7,818
Target maturity fund units	56
Certificates of deposit	1,099	791	1,111
Quoted debt securities	1,206	373	203
Commercial paper	654	914	782
Other investments		1	3
Net cash used in investing activities	10	(361)	(708)
Financing activities:
Payment of lease liabilities	(318)	(278)	(245)
Payment of dividends	(2,133)	(2,416)	(1,777)
Payment of dividends to non-controlling interests of subsidiary			(5)
Shares issued on exercise of employee stock options		1	1
Payment towards purchase of non-controlling interest			(2)
Loan repayment of in-tech Holding GmbH (Refer to note 2.10)		(118)
Other payments	(28)	(64)	(88)
Buyback of equity shares including transaction costs	(2,006)
Net cash used in financing activities	(4,485)	(2,875)	(2,116)
Net increase/(decrease) in cash and cash equivalents	(436)	1,115	324
Effect of exchange rate changes on cash and cash equivalents	(84)	(27)	(32)
Cash and cash equivalents at the beginning	2,861	1,773	1,481
Cash and cash equivalents at the end	2,341	2,861	1,773
Supplementary information:
Restricted cash balance	$ 44	$ 50	$ 42